Earnings Per Share	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share
14.          Earnings Per Share

	Three months ended
	March 31, 2024	March 31, 2023
Earnings per common share
Net income	$81.2	$1,732.6
Weighted average common shares outstanding	117,658,016	110,771,897
Earnings per common share	$0.69	$15.64

Earnings per diluted common share
Net income	$81.2	$1,732.6
Weighted average common shares outstanding	117,658,016	110,771,897
Share-based compensation plans	690,368	—
Weighted average diluted common shares outstanding	118,348,384	110,771,897
Earnings per diluted common share	$0.69	$15.64